(212) 318-6054

vadimavdeychik@paulhastings.com

February 23, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC   20549

Re:                             Brookfield Investment Funds (the “Company”)

on behalf of the Brookfield Global Listed Real Estate Fund (the “Fund”)

Post-Effective Amendment No. 22 to the Registration Statement

on Form N-1A (333-174323; 811-22558)

Ladies and Gentlemen:

On behalf of the Company, we transmit for filing under the Securities Act of 1933 Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (the “Registration Statement”) pursuant to provision 485(a).

The Company, on behalf of the Fund, is making this filing in order to add Appendix A (Sales Charge Reductions and Waivers Available through Certain Intermediaries), as contemplated by the Investment Management Guidance Update No. 2016-6, “Mutual Fund Fee Structures”.

The Company requests that this Registration Statement receive limited review pursuant to Investment Company Release No. 13768 (Feb. 15, 1984). The SEC staff has previously reviewed the disclosure in the Registration Statement for the Fund, as filed in post-effective amendment No. 4 to the Registration Statement. In addition, aside from adding Appendix A, and making other immaterial changes, this filing is substantially similar in all material respects to prior filings by the Fund. The Company does not believe that any other areas of this post-effective amendment warrant SEC staff’s particular attention.

In addition, as set out in the Investment Management Guidance Update No. 2016-06, the Company requests that this filing serve as the Template Filing for other registered investment companies whose disclosure is consistent with the conditions of the Investment Management Guidance Update No. 2016-06 (“Template Filing Relief”). Attached hereto is the Template Filing Relief request identifying, among other things, the registration statements that intend to rely on the Template Filing Relief.

If you have any questions or comments regarding the filing, please do not hesitate to contact me at (212) 318-6054.

Very truly yours,

/s/ Vadim Avdeychik
Vadim Avdeychik

for PAUL HASTINGS LLP